Pension and Postretirement Benefit Plans and Defined Contribution Plans (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Schedule of Net Periodic Benefit Costs

The following table provides the annual (income)/cost and changes in Other comprehensive income/(loss) for our benefit plans:
	Year Ended December 31,
	Pension Plans
	U.S. Qualified(a)			U.S. Supplemental (Non-Qualified)			International			Postretirement Plans
(MILLIONS OF DOLLARS)	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Service cost(b)	$—	$269	$257	$—	$24	$18	$136	$171	$165	$39	$42	$41
Interest cost	598	634	646	55	54	53	212	204	233	72	90	101
Expected return on plan assets	(1,040)	(1,005)	(958)	—	—	—	(360)	(345)	(381)	(37)	(36)	(34)
Amortization of:
Actuarial losses(b)	120	393	395	13	50	37	101	116	93	7	31	32
Prior service cost/(credits)	2	3	5	(1)	(1)	(1)	(4)	(4)	(3)	(178)	(182)	(174)
Curtailments	12	13	10	1	1	1	(4)	—	(2)	(17)	(19)	(26)
Settlements	113	75	90	26	39	28	4	4	9	—	—	—
Special termination benefits	6	—	—	10	—	—	—	1	1	2	—	—
Net periodic benefit costs/(income) reported in Income(c)	(189)	382	444	103	166	137	84	147	115	(111)	(75)	(59)
(Income)/cost reported in Other comprehensive income/(loss)(d)	361	141	253	(189)	23	121	84	(301)	640	105	(8)	3
(Income)/cost recognized in Comprehensive income	$171	$523	$697	$(86)	$189	$258	$168	$(154)	$755	$(6)	$(83)	$(56)

(a)
In the second quarter of 2017, we settled the remaining obligation associated with the Hospira U.S. qualified defined benefit pension plan. We purchased a group annuity contract on behalf of the remaining plan participants with a third-party insurance provider. As a result, we were relieved of the $156 million net pension benefit obligation and recorded a pretax settlement gain of $41 million, partially offset by the recognition of actuarial losses and prior service costs upon plan settlement of approximately $30 million in Other (income)/deductions—net (see Note 3).

(b)
Effective January 1, 2018, we froze two significant defined benefit pension plans to future benefit accruals in the U.S. and U.K. and as a result, service costs for those plans are eliminated. In addition, due to the plan freeze, the average amortization period for the U.S. qualified plans and U.S. supplemental (non-qualified) plans was extended to the expected life expectancy of the plan participants, whereas the average amortization period in prior years utilized the expected future service period of plan participants.

(c)
We adopted a new accounting standard on January 1, 2018 that requires the net periodic pension and postretirement benefit costs other than service costs be presented in Other (income)/deductions––net on the consolidated statements of income. For additional information, see Note 1B and Note 4.

(d)
In 2017 and 2016, the changes to Other comprehensive (income)/loss for the international plans was impacted by foreign currency movements. For details of the changes in Other comprehensive (income)/loss, see the benefit plan activity in the consolidated statements of comprehensive income.

Schedule of Amounts in Accumulated Other Comprehensive Income/(Loss) Expected to be Amortized into 2014 Net Periodic Benefit Costs

The following table provides the amounts in Accumulated other comprehensive loss expected to be amortized into 2019 net periodic benefit costs:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S. Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Actuarial losses(a)	$(148)	$(9)	$(81)	$(4)
Prior service credits and other	3	1	3	178
Total	$(145)	$(9)	$(78)	$175

(a)
Due to the U.S. Pfizer Consolidated Pension Plan freeze effective for January 1, 2018, the average amortization period for the U.S. qualified plans and U.S. supplemental (non-qualified) plans reflect the expected life expectancy of the plan participants, whereas prior years utilized the expected future service period of plan participants. The average amortization periods to be utilized for 2019 are 24.2 years for our U.S. qualified plans, 25.3 years for our U.S. supplemental (non-qualified) plans, 20 years for our international plans, and 9.3 years for our postretirement plans.

Schedule of Assumptions Used

The following table provides the weighted-average actuarial assumptions of our benefit plans:
(PERCENTAGES)	2018	2017	2016
Weighted-average assumptions used to determine benefit obligations
Discount rate:
U.S. qualified pension plans	4.4%	3.8%	4.3%
U.S. non-qualified pension plans	4.3%	3.7%	4.2%
International pension plans	2.5%	2.3%	2.4%
Postretirement plans	4.3%	3.7%	4.2%
Rate of compensation increase:
U.S. qualified pension plans(a)	—	2.8%	2.8%
U.S. non-qualified pension plans(a)	—	2.8%	2.8%
International pension plans	1.4%	2.5%	2.6%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate:
U.S. qualified pension plans	3.8%	4.3%	4.5%
U.S. non-qualified pension plans	3.7%	4.2%	4.5%
International pension plans interest cost(b)	2.0%	2.1%	2.7%
International pension plans service cost(b)	2.3%	2.3%	3.0%
Postretirement plans	3.7%	4.2%	4.5%
Expected return on plan assets:
U.S. qualified pension plans	7.5%	8.0%	8.0%
International pension plans	4.4%	4.7%	5.2%
Postretirement plans	7.5%	8.0%	8.0%
Rate of compensation increase:
U.S. qualified pension plans	2.8%	2.8%	2.8%
U.S. non-qualified pension plans	2.8%	2.8%	2.8%
International pension plans	2.5%	2.6%	2.6%

(a)
Effective January 1, 2018, we froze the defined benefit plans to future benefit accruals in the U.S. and members’ accrued benefits to that date no longer increase in line with future compensation increases. The rate of compensation increase is therefore no longer an assumption used to determine the benefit obligation.

(b)
Effective January 1, 2016, the Company changed the approach used to measure service cost and interest costs for certain international pension plans and other postretirement benefits. In accordance with this change, the effective rate for interest on the benefit obligations and effective rate for service cost, respectively, are reported for international pension plans.

Schedule of Health Care Cost Trend Rates

The following table provides the healthcare cost trend rate assumptions for our U.S. postretirement benefit plans:
	2018	2017
Healthcare cost trend rate assumed for next year (up to age 65)	5.8%	6.1%
Healthcare cost trend rate assumed for next year (age 65 and older)	6.5%	7.0%
Rate to which the cost trend rate is assumed to decline	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2037	2037

The following table provides the effects as of December 31, 2018 of a one-percentage-point increase or decrease in the healthcare cost trend rate assumed for postretirement benefits:
(MILLIONS OF DOLLARS)	Increase	Decrease
Effect on total service and interest cost components	$3	$(2)
Effect on postretirement benefit obligation	35	(27)

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

The following table provides the effects as of December 31, 2018 of a one-percentage-point increase or decrease in the healthcare cost trend rate assumed for postretirement benefits:
(MILLIONS OF DOLLARS)	Increase	Decrease
Effect on total service and interest cost components	$3	$(2)
Effect on postretirement benefit obligation	35	(27)

Schedule of Analysis of the Changes in the Benefit Obligations, Plan assets and Accounting Funded Status of Pension and Postretirement Benefit Plans

The following table provides an analysis of the changes in our benefit obligations, plan assets and funded status of our benefit plans:
	Year Ended December 31,
	Pension Plans
	U.S. Qualified(a)		U.S. Supplemental (Non-Qualified)		International(b)		Postretirement Plans(c)
(MILLIONS OF DOLLARS)	2018	2017	2018	2017	2018	2017	2018	2017
Change in benefit obligation(d)

Benefit obligation, beginning	$16,702	$15,547	$1,495	$1,450	$10,607	$9,691	$2,028	$2,254
Service cost	—	269	—	24	136	171	39	42
Interest cost	598	634	55	54	212	204	72	90
Employee contributions	—	—	—	—	7	6	102	94
Plan amendments	(22)	—	—	—	29	2	2	—
Changes in actuarial assumptions and other	(1,219)	1,614	(152)	110	(169)	135	(122)	(177)
Foreign exchange impact	—	—	—	—	(457)	760	(4)	5
Acquisitions/divestitures/other, net	—	—	—	—	(2)	26	—	1
Curtailments	11	11	1	—	(3)	—	(1)	1
Settlements	(391)	(842)	(72)	(98)	(34)	(31)	—	—
Special termination benefits	6	—	10	—	—	1	2	—
Benefits paid	(546)	(530)	(58)	(45)	(373)	(357)	(249)	(280)
Benefit obligation, ending(d)	15,141	16,702	1,280	1,495	9,952	10,607	1,870	2,028

Change in plan assets
Fair value of plan assets, beginning	14,284	12,556	—	—	8,863	7,683	494	458
Actual gain/(loss) on plan assets	(796)	2,005	—	—	(77)	811	(22)	39
Company contributions	500	1,095	129	143	209	160	145	183
Employee contributions	—	—	—	—	7	6	102	94
Foreign exchange impact	—	—	—	—	(380)	561	—	—
Acquisitions/divestitures, net	—	—	—	—	—	30	—	—
Settlements	(391)	(842)	(72)	(98)	(34)	(31)	—	—
Benefits paid	(546)	(530)	(58)	(45)	(373)	(357)	(249)	(280)
Fair value of plan assets, ending	13,051	14,284	—	—	8,215	8,863	469	494
Funded status—Plan assets less than benefit obligation	$(2,089)	$(2,418)	$(1,280)	$(1,495)	$(1,738)	$(1,745)	$(1,401)	$(1,534)

(a)
The favorable change in the funded status of our U.S. qualified plans was primarily due to an increase in the discount rate at the end of 2018, partially offset by a decrease in actual return on plan assets.

(b)	The favorable change in the international plans’ funded status was primarily due to favorable currency movements, partially offset by a decrease in the actual return on plan assets.

(c)
The favorable change in the funded status of our postretirement plans was primarily due to an increase in the discount rate at the end of 2018, partially offset by a decrease in actual return on plan assets.

(d)
For the U.S. and international pension plans, the benefit obligation is the PBO. For the postretirement plans, the benefit obligation is the ABO. The ABO for all of our U.S. qualified pension plans was $15.1 billion in 2018 and $16.7 billion in 2017. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.3 billion in 2018 and $1.5 billion in 2017. The ABO for our international pension plans was $9.5 billion in 2018 and $10.1 billion in 2017.

Schedule of Amounts Recognized in Balance Sheet

The following table provides information as to how the funded status is recognized in our consolidated balance sheets:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2018	2017	2018	2017	2018	2017	2018	2017
Noncurrent assets(a)	$—	$—	$—	$—	$401	$454	$—	$—
Current liabilities(b)	(1)	—	(167)	(160)	(28)	(26)	(29)	(31)
Noncurrent liabilities(c)	(2,088)	(2,418)	(1,113)	(1,336)	(2,111)	(2,172)	(1,371)	(1,504)
Funded status	$(2,089)	$(2,418)	$(1,280)	$(1,495)	$(1,738)	$(1,745)	$(1,401)	$(1,534)

(a)	Included primarily in Other noncurrent assets.

(b)	Included in Accrued compensation and related items.

(c)	Included in Pension benefit obligations, net and Postretirement benefit obligations, net, as appropriate.

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

The following table provides the pre-tax components of cumulative amounts recognized in Accumulated other comprehensive loss:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2018	2017	2018	2017	2018	2017	2018	2017
Actuarial losses(a)	$(5,061)	$(4,677)	$(370)	$(561)	$(2,372)	$(2,322)	$(202)	$(293)
Prior service (costs)/credits	1	(23)	1	1	—	34	994	1,190
Total	$(5,060)	$(4,699)	$(370)	$(559)	$(2,372)	$(2,288)	$792	$897

(a)
The accumulated actuarial losses primarily represent the impact of changes in discount rates and other assumptions that result in cumulative changes in our PBO, as well as the cumulative difference between the expected return and actual return on plan assets. These accumulated actuarial losses are recognized in Accumulated other comprehensive loss and are amortized into net periodic benefit costs primarily over the average remaining service period for active participants for plans that are not frozen or the expected life expectancy of plan participants for frozen plans, using the corridor approach.

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

The following table provides information related to the funded status of selected benefit plans:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International
(MILLIONS OF DOLLARS)	2018	2017	2018	2017	2018	2017
Pension plans with an ABO in excess of plan assets:
Fair value of plan assets	$13,051	$14,284	$—	$—	$4,514	$882
ABO	15,141	16,702	1,280	1,495	6,286	2,724
Pension plans with a PBO in excess of plan assets:
Fair value of plan assets	13,051	14,284	—	—	5,432	1,626
PBO	15,141	16,702	1,280	1,495	7,571	3,825

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The following table provides information related to the funded status of selected benefit plans:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International
(MILLIONS OF DOLLARS)	2018	2017	2018	2017	2018	2017
Pension plans with an ABO in excess of plan assets:
Fair value of plan assets	$13,051	$14,284	$—	$—	$4,514	$882
ABO	15,141	16,702	1,280	1,495	6,286	2,724
Pension plans with a PBO in excess of plan assets:
Fair value of plan assets	13,051	14,284	—	—	5,432	1,626
PBO	15,141	16,702	1,280	1,495	7,571	3,825

Schedule of Allocation of Plan Assets

The following table provides the components of plan assets:
		Fair Value(a)					Fair Value(a)
(MILLIONS OF DOLLARS)	As of December 31, 2018	Level 1	Level 2	Level 3	Assets Measured at NAV(b)	As of December 31, 2017	Level 1	Level 2	Level 3	Assets Measured at NAV(b)
U.S. qualified pension plans
Cash and cash equivalents	$443	$53	$390	$—	$—	$655	$115	$540	$—	$—
Equity securities:
Global equity securities	3,156	3,119	37	—	—	4,157	4,118	38	1	—
Equity commingled funds	933	—	634	—	299	1,194	—	802	—	392
Fixed income securities:
Corporate debt securities	4,654	1	4,650	3	—	4,250	5	4,242	3	—
Government and agency obligations	1,391	—	1,391	—	—	1,316	—	1,316	—	—
Fixed income commingled funds	96	—	—	—	96	94	—	—	—	94
Other investments:
Partnership investments(c)	1,165	—	—	—	1,165	1,197	—	—	—	1,197
Insurance contracts	192	—	192	—	—	215	—	215	—	—
Other commingled funds(d)	1,021	—	—	—	1,021	1,206	—	—	—	1,206
Total	$13,051	$3,173	$7,294	$3	$2,581	$14,284	$4,238	$7,153	$4	$2,889
International pension plans
Cash and cash equivalents	$246	$39	$208	$—	$—	$385	$48	$337	$—	$—
Equity securities:
Global equity securities	2	2	—	—	—	154	146	8	—	—
Equity commingled funds	1,876	—	1,413	—	463	2,897	—	1,594	—	1,303
Fixed income securities:
Corporate debt securities	727	—	727	—	—	588	—	588	—	—
Government and agency obligations(e)	1,305	—	1,305	—	—	716	—	716	—	—
Fixed income commingled funds	1,770	—	1,007	—	762	2,181	—	1,340	—	841
Other investments:
Partnership investments(c)	57	—	4	—	53	42	—	7	—	35
Insurance contracts(f)	759	—	74	684	1	496	—	75	420	1
Other(d), (f)	1,473	—	71	382	1,020	1,404	—	408	468	528
Total	$8,215	$40	$4,809	$1,065	$2,300	$8,863	$194	$5,073	$887	$2,709
U.S. postretirement plans(g)
Cash and cash equivalents	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Equity securities:
Global equity securities	—	—	—	—	—	—	—	—	—	—
Equity commingled funds	—	—	—	—	—	—	—	—	—	—
Fixed income securities:
Corporate debt securities	—	—	—	—	—	—	—	—	—	—
Government and agency obligations	—	—	—	—	—	—	—	—	—	—
Fixed income commingled funds	—	—	—	—	—	—	—	—	—	—
Other investments:
Partnership investments(c)	—	—	—	—	—	—	—	—	—	—
Insurance contracts	469	—	469	—	—	494	—	494	—	—
Other commingled funds(d)	—	—	—	—	—	—	—	—	—	—
Total	$469	$—	$469	$—	$—	$494	$—	$494	$—	$—

(a)	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E).

(b)
Certain investments that are measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The NAV amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets.

(c)	Primarily includes investments in private equity, private debt, public equity limited partnerships, and, to a lesser extent, real estate and venture capital.

(d)	Primarily includes, for U.S. plan assets, investments in hedge funds and, to a lesser extent, real estate and, for international plan assets, investments in real estate and hedge funds.

(e)	Government and agency obligations are inclusive of repurchase agreements.

(f)	See below for a tabular analysis of the changes in Level 3 investments valued using significant unobservable inputs.

(g)	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.

The following table provides the long-term target asset allocations ranges and the percentage of the fair value of plan assets for benefit plans:
	As of December 31,
	Target Allocation Percentage	Percentage of Plan Assets
(PERCENTAGES)	2018	2018	2017
U.S. qualified pension plans
Cash and cash equivalents	0-10%	3.4%	4.6%
Equity securities	35-55%	31.3%	37.5%
Fixed income securities	28-53%	47.1%	39.6%
Other investments(a)	5-20%	18.2%	18.3%
Total	100%	100%	100%
International pension plans
Cash and cash equivalents	0-10%	3.0%	4.3%
Equity securities	20-40%	22.9%	34.4%
Fixed income securities	35-60%	46.3%	39.3%
Other investments	10-35%	27.9%	21.9%
Total	100%	100%	100%
U.S. postretirement plans
Cash and cash equivalents	0-5%	—	—
Equity securities	—	—	—
Fixed income securities	—	—	—
Other investments	95-100%	100%	100%
Total	100%	100%	100%

(a)
Actual percentage of plan assets in Other investments for 2018 includes $192 million, as compared to $215 million in 2017, related to a group fixed annuity insurance contract that was executed by legacy Wyeth for certain members of its defined benefit plans prior to Pfizer acquiring the company in 2009, and $177 million in 2018, as compared to $253 million in 2017, related to an investment in a partnership whose primary holdings are public equity securities.

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets

The following table provides an analysis of the changes in our more significant investments valued using significant unobservable inputs:
	Year Ended December 31,
	International Pension Plans
	Insurance contracts		Other
(MILLIONS OF DOLLARS)	2018	2017	2018	2017
Fair value, beginning	$420	$254	$468	$324
Actual return on plan assets:
Assets held, ending	1	1	15	18
Assets sold during the period	—	—	—	1
Purchases, sales, and settlements, net	188	138	(31)	94
Transfer into/(out of) Level 3	107	—	(51)	—
Exchange rate changes	(31)	27	(20)	30
Fair value, ending	$684	$420	$382	$468

Schedule of Expected Future Cash Flow Information

The following table provides the expected future cash flow information related to our benefit plans:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S. Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Expected employer contributions:
2019	$11	$167	$177	$160
Expected benefit payments:
2019	$1,387	$167	$354	$166
2020	1,089	121	372	171
2021	1,058	114	380	171
2022	1,020	113	385	168
2023	1,018	103	387	165
2024–2028	4,837	445	2,068	777